Medical insurance plans (Detail 12.1) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Post-employment medical insurance plan
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		SFr (91)
Current service cost		0	SFr 0
Interest expense		3	3
At the end of the year		(86)	(91)
Post-employment medical insurance plan | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		91	84
Current service cost		0	0
Interest expense		3	3
Plan participant contributions		3	2
Remeasurements		(1)	13
of which: actuarial (gains) / losses due to changes in demographic assumptions		(1)	0
of which: actuarial (gains) / losses due to changes in financial assumptions		2	6
of which: experience (gains) / losses	[1]	(2)	6
Benefit payments	[2]	(9)	(8)
Foreign currency translation		(1)	(3)
At the end of the year		86	91
Post-employment medical insurance plan | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
Post-employment medical insurance plan | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		6	6
Post-employment medical insurance plan | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		0	0
Post-employment medical insurance plan | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		79	86
UK plan
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(26)
Current service cost		0	0
Interest expense		1	1
At the end of the year		(26)	(26)
UK plan | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		26	25
Current service cost		0	0
Interest expense		1	1
Plan participant contributions		0	0
Remeasurements		(1)	6
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	1
of which: actuarial (gains) / losses due to changes in financial assumptions		(1)	5
of which: experience (gains) / losses	[1]	0	0
Benefit payments	[2]	(1)	(1)
Foreign currency translation		1	(4)
At the end of the year		26	26
UK plan | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UK plan | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		6	6
UK plan | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		0	0
UK plan | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		20	21
US plans
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(65)
Current service cost		0	0
Interest expense		2	3
At the end of the year		(59)	(65)
US plans | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		65	59
Current service cost		0	0
Interest expense		2	3
Plan participant contributions		3	2
Remeasurements		0	7
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	(1)
of which: actuarial (gains) / losses due to changes in financial assumptions		2	1
of which: experience (gains) / losses	[1]	(2)	6
Benefit payments	[2]	(7)	(7)
Foreign currency translation		(3)	1
At the end of the year		59	65
US plans | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
US plans | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		0	0
US plans | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		0	0
US plans | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		59	65
UBS AG | Post-employment medical insurance plan
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(91)
Current service cost		0	0
Interest expense		3	3
At the end of the year		(86)	(91)
UBS AG | Post-employment medical insurance plan | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		91	84
Current service cost		0	0
Interest expense		3	3
Plan participant contributions		3	2
Remeasurements		(1)	13
of which: actuarial (gains) / losses due to changes in demographic assumptions		(1)	0
of which: actuarial (gains) / losses due to changes in financial assumptions		2	6
of which: experience (gains) / losses	[1]	(2)	6
Benefit payments	[2]	(9)	(8)
Foreign currency translation		(1)	(3)
At the end of the year		86	91
UBS AG | Post-employment medical insurance plan | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UBS AG | Post-employment medical insurance plan | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		6	6
UBS AG | Post-employment medical insurance plan | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		0	0
UBS AG | Post-employment medical insurance plan | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		79	86
UBS AG | UK plan
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(26)
Current service cost		0	0
Interest expense		1	1
At the end of the year		(26)	(26)
UBS AG | UK plan | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		26	25
Current service cost		0	0
Interest expense		1	1
Plan participant contributions		0	0
Remeasurements		(1)	6
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	1
of which: actuarial (gains) / losses due to changes in financial assumptions		(1)	5
of which: experience (gains) / losses	[1]	0	0
Benefit payments	[2]	(1)	(1)
Foreign currency translation		1	(4)
At the end of the year		26	26
UBS AG | UK plan | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UBS AG | UK plan | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		6	6
UBS AG | UK plan | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		0	0
UBS AG | UK plan | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		20	21
UBS AG | US plans
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		(65)
Current service cost		0	0
Interest expense		2	3
At the end of the year		(59)	(65)
UBS AG | US plans | Post-employment benefit obligation
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		65	59
Current service cost		0	0
Interest expense		2	3
Plan participant contributions		3	2
Remeasurements		0	7
of which: actuarial (gains) / losses due to changes in demographic assumptions		0	(1)
of which: actuarial (gains) / losses due to changes in financial assumptions		2	1
of which: experience (gains) / losses	[1]	(2)	6
Benefit payments	[2]	(7)	(7)
Foreign currency translation		(3)	1
At the end of the year		59	65
UBS AG | US plans | Fair value of plan assets
Post Employment Medical Insurance Plans [Line Items]
At the beginning of the year		0
At the end of the year		0	0
UBS AG | US plans | of which: amounts owed to active members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		0	0
UBS AG | US plans | of which: amounts owed to deferred members
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		0	0
UBS AG | US plans | of which: amounts owed to retirees
Post Employment Medical Insurance Plans [Line Items]
Post-employment benefit obligation		SFr 59	SFr 65

[1]
Experience (gains) / losses are a component of actuarial remeasurements of the post-employment benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.

[2]	Benefit payments are funded by employer contributions and plan participant contributions.